Cover	12 Months Ended
Jul. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	CTW Cayman
Entity Central Index Key	0002047148
Entity File Number	001-42758
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--07-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Nov. 15, 2024
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	29F, 1 Chome-9-10
Entity Address, Address Line Two	ARK Hills Sengokuyama Mori Tower Roppongi
Entity Address, City or Town	Minato City
Entity Address, Country	JP
Entity Address, Postal Zip Code	106-0032
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	CTW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	48,000,000
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	12,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Ryuichi Sasaki
Contact Personnel Email Address	E-mail: ceo@ctw.inc
Entity Address, Address Line One	29F, 1 Chome-9-10
Entity Address, Address Line Two	ARK Hills Sengokuyama Mori Tower Roppongi
Entity Address, City or Town	Minato City
Entity Address, Country	JP
Entity Address, Postal Zip Code	106-0032
Entity Phone Fax Numbers [Line Items]
City Area Code	+050
Local Phone Number	1748-6333